Loans - Delinquent Status of Modified Loans to Borrowers Experiencing Financial Difficulty (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2024	Sep. 30, 2023
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		¥ 196	¥ 254
Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		156	189
Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		24	26
Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		183	221
Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		4	5
Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	13	33
30-59 Days Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	0	0
60-89 Days Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	0	0
90 Days or More Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	4
90 Days or More Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	4
90 Days or More Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
90 Days or More Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	4
90 Days or More Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
90 Days or More Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
90 Days or More Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	0	0
Total Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	4
Total Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	4
Total Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Total Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	4
Total Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Total Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Total Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	0	0
Current
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		192	250
Current | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		152	186
Current | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		24	26
Current | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		180	217
Current | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Current | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		4	5
Current | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	¥ 13	¥ 33

[1]	The majority of total foreign consist of corporate.